Subsequent Event (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 09, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Net of cash acquired		$ 90,278	$ 48,403	$ 292,053
Subsequent Event | Net CHB, LLC
Net of cash acquired	$ 38,700
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 60,000